CERTIFICATION
                                  -------------

           Pursuant to Rule 497(j), the Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information used with respect to the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement on Form N-1A and (b) that Amendment No. 6 was filed electronically.





                                      Morgan Keegan Select Fund, Inc.



Dated:  August 29, 2000               By:  /s/ Charles D. Maxwell
                                           ------------------------------------
                                               Charles D. Maxwell
                                               Secretary